Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Assets and Liabilities by Level within the Fair Value Hierarchy

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of March 31, 2026.

	At March 31, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$—	$—	$2,496,388	$2,496,388
CCS Note (Note 7)	—	—	5,301,235	5,301,235
Public Warrants	—	—	3,415,500	3,415,500
Private Placement Warrants	—	—	1,900,800	1,900,800
Note payable – Polar (Note 7)	—	—	1,480,291	1,480,291
Total liabilities	$—	$—	$14,594,214	$14,594,214

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of December 31, 2025.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$—	$—	$3,323,407	$3,323,407
CCS Note (Note 7)	—	—	5,220,666	5,220,666
Public Warrants	—	—	483,000	483,000
Private Placement Warrants	—	—	268,800	268,800
Note payable – Polar (Note 7)	—	—	1,438,609	1,438,609
Total liabilities	$—	$—	$10,734,481	$10,734,481
There were no financial assets and liabilities recorded at fair value as of December 31, 2024.
	At December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$—	$—	$3,323,407	$3,323,407
CCS Note (Note 7)	—	—	5,220,666	5,220,666
Public Warrants	—	—	483,000	483,000
Private Placement Warrants	—	—	268,800	268,800
Note payable – Polar (Note 7)	—	—	1,438,609	1,438,609
Total liabilities	$—	$—	$10,734,481	$10,734,481

Schedule of Changes in Fair Value of the Company’s Liabilities Measured Using Level 3 Inputs

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the three months ended March 31, 2026:

	Three Months Ended March 31, 2026
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable (Note 7)	$3,323,407	$—	$(756,320)	$(70,699)	$2,496,388
CCS Note (Note 7)	5,220,666	—	—	80,569	5,301,235
Public Warrants	483,000	—	—	2,932,500	3,415,500
Private Placement Warrants	268,800	—	—	1,632,000	1,900,800
Note payable – Polar (Note 7)	1,438,609	—	—	41,682	1,480,291
Total	$10,734,481	$—	$(756,320)	$4,616,052	$14,594,214

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the year ended December 31, 2026:

	Year Ended December 31, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable (Note 7)	$—	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	—	4,796,223	—	424,443	5,220,666
Loan payable to related party (Note 9)	—	10,311,423	(10,214,709)	(96,714)	—
Public Warrants	—	121,900,000	—	(121,417,000)	483,000
Private Placement Warrants	—	88,768,000	—	(88,499,200)	268,800
Note payable – Polar (Note 7)	—	6,480,632	—	(5,042,024)	1,438,609
Total	$—	$235,044,278	$(10,252,449)	$(214,057,348)	$10,734,481

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of March 31, 2026, were as follows:

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the year ended December 31, 2025:

	Year Ended December 31, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable (Note 7)	$—	$2,788,000	$(37,740)	$535,407	$3,323,407
CCS Note (Note 7)	—	4,796,223	—	424,443	5,220,666
Loan payable to related party (Note 9)	—	10,311,423	(10,214,709)	(96,714)	—
Public Warrants	—	121,900,000	—	(121,417,000)	483,000
Private Placement Warrants	—	88,768,000	—	(88,499,200)	268,800
Note payable – Polar (Note 7)	—	6,480,632	—	(5,042,024)	1,438,609
Total	$—	$235,044,278	$(10,252,449)	$(214,057,348)	$10,734,481

Schedule of Fair Value of Liabilities Recorded under the Fair Value Option at Issuance

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option as of March 31, 2026, were as follows:

	Three Months Ended March 31, 2026
	Note Payable(1)	CCS Note(1)
Valuation Inputs:
Expected term (in years)	0.75	0.75
Risk-adjusted discount rate	11.89% – 16.95%	11.96% – 16.95%

(1)      Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements.
	Year Ended December 31, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 – 1.00	1.25 – 1.00	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% – 16.95%	11.89% – 17.38%

(1)      Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and December 31, 2025, were as follows:
	Year Ended December 31, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25 – 1.00	1.25 – 1.00	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% – 16.95%	11.89% – 17.38%

(1)      Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Private Placement Warrants [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Public Warrants

The key inputs into the models for the Public Warrants at March 31, 2026, were as follows:

Input	March 31, 2026
Warrant exercise price	$11.50
Risk-free rate	3.875%
Dividend yield	0.00%
Expected term (years)	4.1833
Expected volatility	194.44%
Class A common stock price	$0.366

The key inputs into the models for the Public Warrants at December 31, 2025, were as follows:

Input	December 31, 2025
Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

Public Warrants [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Private Placement Warrants

The key inputs into the models for the Private Placement Warrants were as follows:

Input	March 31, 2026
Warrant exercise price	$11.50
Risk-free rate	3.875%
Dividend yield	0.00%
Expected term (years)	4.1833
Expected volatility	194.44%
Class A common stock price	$0.366

The key inputs into the models for the Private Placement Warrants were as follows:

Input	December 31, 2025
Warrant exercise price	$11.50
Risk-free rate	3.67%
Dividend yield	0.00%
Expected term (years)	4.4
Expected volatility	100.58%
Class A common stock price	$0.27

Loan Payable Polar [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Key inputs into the Model for Note Payable

The key inputs into the model for the Note Payable — Polar were as follows:

Input	March 31, 2026
Risk-free rate	3.70%
Expected term (years)	0.75
Expected volatility	194.44%
Class A common stock price	$0.37
The key inputs into the model for the Note Payable — Polar were as follows:
Input	December 31, 2025
Risk-free rate	3.48%
Expected term (years)	1.0
Class A common stock price	$0.27